Related Party Transactions (Details) - USD ($)	Apr. 06, 2021	Feb. 04, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)		$ 10.00
Stock split, description	On April 6, 2021, the Company effected a 1.2:1 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 13,700,000 Founder Shares and there being an aggregate of 13,800,000 Founder Shares outstanding.
Founder Shares no longer subject to forfeiture	1,800,000
Founder shares, description	The initial stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees (the “lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, if (i) the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Loan amount (in Dollars)		$ 300,000
Amount borrowed (in Dollars)				$ 156,000
Additional Amount (in Dollars)		44,000
Outstanding Balance (in Dollars)		200,000
Working capital loans (in Dollars)		$ 1,500,000	$ 1,500,000
Aggregate shares purchased		15,000,000
Aggregate amount (in Dollars)		$ 150,000,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Stock split, description	the Company effected a 1:1.2 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 13,700,000 Founder Shares and there being an aggregate of 13,800,000
Founder Shares no longer subject to forfeiture	1,800,000
Founder shares, description	The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees (the “lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of our initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, if (i) the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares (in Dollars)		$ 25,000
Price per share (in Dollars per share)		$ 0.002
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares (in Dollars)		$ 25,000
Price per share (in Dollars per share)		$ 0.002
Subject to forfeiture of shares	1,800,000
Issued and outstanding ordinary shares percentage	0.20
Founder Purchase Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)	$ 10.00
Aggregate shares purchased	15,000,000
Aggregate amount (in Dollars)	$ 150,000,000
Mr. Owusu-Kesse [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred		25,000
Mr. Owusu-Kesse [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred		25,000
Mr. Robins [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred		25,000
Mr. Robins [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred		25,000
Dr. Robins [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred		25,000
Mr. Henry [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred		25,000
Mr. Henry [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred					25,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued		11,500,000
Common stock, par value (in Dollars per share)		$ 0.0001
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued		11,500,000
Common stock, par value (in Dollars per share)		$ 0.0001
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)		$ 1.50	$ 1.50